SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows		¥ 495
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows		¥ 146